CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2015 USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Payment of commissions of IPO	$ 9,962,000